Commitments and contingencies (Narrative) (Details)			12 Months Ended
	Jul. 15, 2021 USD ($)	Jul. 08, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Parkway Clinical Laboratories
Disclosure of contingent liabilities [line items]
Failed to pay for services		$ 1,412,951
Raza Bokhari
Disclosure of contingent liabilities [line items]
Severance and damages amount	$ 30,200,000
Punitive damages	$ 500,000
Epitech License Agreement
Disclosure of contingent liabilities [line items]
Non refundable sum due and payable upon first notification of FDA				$ 700,000
Non refundable sum due and payable thirty days upon first notification of FDA				500,000
Non refundable sum payable within required business days of first notification FDA				$ 1,000,000
Percentage of lump sum payment received to pay for non prescription drug rights				25.00%
Percentage of one off lump sum payment to pay for prescription drug rights				5.00%
Percentage of net sales of Licensed Product as first payment condition			7.00%
Percentage of net receipts from commercial partners as second payment condition			25.00%
Percentage of net sales or net receipts of licensed products as third payment condition			5.00%
Innovet License Agreement
Disclosure of contingent liabilities [line items]
Non refundable sum payable within required business days of first notification FDA				$ 750,000
Percentage of lump sum payment received to pay for non prescription drug rights				14.00%
Percentage of one off lump sum payment to pay for prescription drug rights				5.00%
License agreement | Lucid-MS and Lucid-Psych
Disclosure of contingent liabilities [line items]
License maintenance fee			$ 100,000
License agreement | Lucid-MS and Lucid-Psych | Minimum
Disclosure of contingent liabilities [line items]
Milestones payments			0
License agreement | Lucid-MS and Lucid-Psych | Maximum
Disclosure of contingent liabilities [line items]
License maintenance fee			$ 12,500,000